Financial instruments (Details 4) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	[1]	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Net gain recognized in finance costs in respect of foreign exchange derivative contracts	₨ 168			₨ 699	₨ 231
Effective portion of changes in fair value of cash flow hedges, net	(82)	$ (1)		968	966
Net gain/(loss) recognized as component of revenue	₨ 651			₨ (683)	₨ (1,172)

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))